Matthew 25 Fund
P.O. Box 2479
Jenkintown, PA  19046




May 6, 2024



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re: Matthew 25 Fund    File Nos. 33-65411 and 811-07471
    Rule 497 (j) Certification


The undersigned officer of the Matthew 25 Fund (the "Fund") does hereby certify pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendmenmt No. 39 to Form N-1A Registration Statement filed by the Fund April 30, 2024, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 39 has been filed electronically.


Very truly yours,


/s/ MARK MULHOLLAND
---------------------------
Mark Mulholland
President